American Fidelity Assurance Company and American Fidelity Separate Account A (File No. 811-01764) hereby incorporate by reference the annual report for the underlying fund below for filing with the Securities and Exchange Commission, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the "Act").

Filer/Entity:        Vanguard® Variable Insurance Fund
Fund/Portfolio Name:   Total Stock Market Index Portfolio
File #:  811-05962
CIK#   0000857490
Accession:         0000932471-18-005290
Date of Filing:       02/27/18

This annual report is for the period ended December 31, 2017 and has been transmitted to contract holders in accordance with Rule 30e-2 under the Act.

Any questions regarding this filing may be directed to Jennifer Wheeler at (405) 416-7984.